Financial Instruments (Details) - Schedule of interest payable and interest payments $ in Thousands	Dec. 31, 2020 CAD ($)
Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of interest payable and interest payments [Line Items]
Interest payable	$ 374
Interest payments	9,558
Indebtedness [Member]
Financial Instruments (Details) - Schedule of interest payable and interest payments [Line Items]
Interest payable	11,672
Interest payments	$ 828,450